Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In The Carrying Amounts Of Goodwill
The changes in the carrying amounts of goodwill are as follows:

	Residential Furnishings	Commercial Fixturing & Components	Industrial Materials	Specialized Products	Total
Net goodwill as of January 1, 2012	$387.4	$200.1	$67.5	$271.6	$926.6
Additions for current year acquisitions	—	—	60.2	—	60.2
Adjustments to prior year acquisitions	—	—	—	—	—
Reductions for sale of business	—	(2.5)	—	—	(2.5)
Foreign currency translation adjustment/other	2.6	1.8	.1	2.7	7.2
Net goodwill as of December 31, 2012	390.0	199.4	127.8	274.3	991.5
Additions for current year acquisitions	—	—	6.1	—	6.1
Adjustments to prior year acquisitions	—	—	(.4)	—	(.4)
Reductions for sale of business	—	—	—	(.3)	(.3)
Impairment charge (1)	—	—	—	(63.0)	(63.0)
Foreign currency translation adjustment/other	(3.9)	(2.9)	.7	(1.0)	(7.1)
Net goodwill as of December 31, 2013	$386.1	$196.5	$134.2	$210.0	$926.8

Net goodwill as of December 31, 2013 is comprised of:
Gross goodwill	386.1	339.1	134.2	273.0	1,132.4
Accumulated impairment losses	—	(142.6)	—	(63.0)	(205.6)
Net goodwill as of December 31, 2013	$386.1	$196.5	$134.2	$210.0	$926.8

Intangible Assets Purchased
The gross carrying amount and accumulated amortization by major amortized intangible asset class and intangible assets acquired during the period presented included in "Other intangibles" on the Consolidated Balance Sheets are as follows:

	Debt Issue Costs	Patents and Trademarks	Non-compete Agreements	Customer- Related Intangibles	Supply Agreements and Other	Total
2013
Gross carrying amount	$9.5	$53.8	$7.7	$221.9	$24.9	$317.8
Accumulated amortization	5.5	28.2	5.2	63.9	11.6	114.4
Net other intangibles as of December 31, 2013	$4.0	$25.6	$2.5	$158.0	$13.3	$203.4

Acquired during 2013:
Acquired related to business acquisitions	$—	$.7	$.5	$9.7	$1.4	$12.3
Acquired outside business acquisitions	—	1.6	—	5.9	5.3	12.8
Total acquired in 2013	$—	$2.3	$.5	$15.6	$6.7	$25.1

Weighted average amortization period in years for items acquired in 2013	0.0	16.3	4.8	9.6	6.1	9.2

2012
Gross carrying amount	$10.9	$53.3	$12.3	$236.9	$22.0	$335.4
Accumulated amortization	5.9	27.1	9.2	75.1	11.8	129.1
Net other intangibles as of December 31, 2012	$5.0	$26.2	$3.1	$161.8	$10.2	$206.3

Acquired during 2012:
Acquired related to business acquisitions	$—	$3.2	$.1	$104.5	$2.0	$109.8
Acquired outside business acquisitions	2.3	1.2	—	—	3.1	6.6
Total acquired in 2012	$2.3	$4.4	$.1	$104.5	$5.1	$116.4

Weighted average amortization period in years for items acquired in 2012	10.0	5.0	3.2	16.1	9.9	15.3

Estimated Amortization Expense	Estimated amortization expense for items included in our December 31, 2013 balance sheet in each of the next five years is as follows:

Year ended December 31
2014	$22
2015	21
2016	20
2017	18
2018	16